Share capital	12 Months Ended
Dec. 31, 2025
Share capital [Abstract]
Share capital
14.	Share capital

	Number of outstanding shares	Share capital US$’000	Share premium US$’000	Total US$’000
At 1 January 2025 and 31 December 2025	512,563,532	1,093,055	—	1,093,055

At 1 January 2024	506,820,170	5,069	1,044,849	1,049,918
Issuance of shares	5,743,362	57	43,080	43,137
Effect of re-domiciliation[1]	-	1,087,929	(1,087,929)	—
At 31 December 2024	512,563,532	1,093,055	—	1,093,055

At 1 January 2023	503,388,593	5,035	1,023,996	1,029,031
Issuance of shares	3,431,577	34	20,853	20,887
At 31 December 2023	506,820,170	5,069	1,044,849	1,049,918

[1]
Subsequent to the re-domiciliation of the Company to Singapore, the issued common shares no longer have any par value and the share premium recognised in the financial year ended 2024 has been subsequently reclassed to share capital.

(a)	Issued and fully paid share capital

As at 31 December 2025, the Company has 512,563,532 (2024: 512,563,532) issued shares, of which 14,573,890 (2024: 9,639,056) are treasury shares. All issued ordinary shares are fully paid with no par value. The newly issued ordinary shares rank pari passu with the existing shares.

On 1 October 2024, the Company re-domiciled from Bermuda to Singapore and all common shares of the Company became ordinary shares of the Company.

On 27 June 2024, the Company settled borrowed shares from BW Group by way of issuing 2,311,785 new common shares. Following the issuance of the new common shares, there are 512,563,532 issued shares in the Company, each with a nominal value of USD 0.01, all of which have been validly and legally issued and fully paid.

On 29 May 2024, the Company entered into another share lending agreement with BW Group whereby BW Group lent 2,311,785 shares of the Company. The borrowed shares would be redelivered by way of the Company issuing new shares to BW Group at a subscription price of USD 0.01 per share. This allowed the Company to promptly deliver existing shares held in treasury to employees who exercise their vested options under the Long-Term Incentive Plan (LTIP) 2022 and those entitled to receive shares under the Restricted Share Units (RSU) program.

On 2 January 2024, the Company settled borrowed shares from BW Group by way of issuing 3,431,577 new common shares. Following the issuance of the new common shares, there were 510,251,747 issued shares in the Company, each with a nominal value of USD 0.01, all of which have been validly and legally issued and fully paid.

On 20 December 2023, the Company entered into another share lending agreement with BW Group, whereby BW Group lent 3,431,577 shares of the Company. Following this transaction, the Company had 3,431,577 treasury shares. The borrowed shares were redelivered by way of the Company issuing new shares to BW Group at a subscription price of US$0.01 per share. The share issuance was only completed on 2 January 2024. This allowed the Company to promptly deliver existing shares held in treasury to employees who exercise their vested options under the LTIP 2021.

On 1 March 2023, the Company settled these borrowed shares by way of issuing 3,431,577 new common shares to BW Group. Following the issuance of the new common shares, there were 506,820,170 issued shares in the Company, each with a nominal value of US$0.01, all of which have been validly and legally issued and fully paid.

On 28 February 2023, the Company entered into a share lending agreement with BW Group Limited (“BW Group”), whereby BW Group lent 3,431,577 shares of the Company. The borrowed shares were redelivered by way of the Company issuing new shares to BW Group at a subscription price of US$0.01 per share. Following this transaction, the Company had 3,431,577 newly issued shares and 3,431,577 treasury shares. This allowed the Company to promptly deliver existing shares held in treasury to employees who exercise their vested options under the LTIP 2020.

Treasury shares

The reserve for the Company’s treasury shares comprises the cost of the Company’s shares held by the Group. As at 31 December 2025, the Group held 14,573,890 of the Company’s shares (2024: 9,639,056; 2023: 2,626,651).